`[740918-1]
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   JUNE 30, 2007
                                                 -------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      1700 BROADWAY
              35TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         PAUL SEGAL
Title:        PRESIDENT
Phone:        212-615-3425

Signature, Place, and Date of Signing:

/S/ PAUL SEGAL                     NEW YORK, NY                 AUGUST 15, 2007
--------------                     ------------                 ---------------
 [Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          42
                                                 --

Form 13F Information Table Value Total:          $1,725,697
                                                 ----------
                                                (thousands)

List of Other Included Managers:                     NONE


                                                    Form 13F INFORMATION TABLE (06/30/07)

    COLUMN 1              COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
                          TITLE OF                                SHRS                                         VOTING AUTHORITY
NAME OF ISSUER             CLASS          CUSIP      VALUE       OR PRN     SH/ PUT/   INVESTMENT  OTHER       SOLE    SHARED  NONE
                                                    (X1000)       AMOUNT    PRN CALL   DISCRETION  MANAGER
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                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
ADA ES INC CMN           Common Stock   005208103     2,081.83        97,464 SH            SOLE       NONE         97,464   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
AES CORP. CMN            Common Stock   00130H105    63,195.19     2,888,263 SH            SOLE       NONE      2,888,263   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY, INC.
  CMN                    Common Stock   017361106   106,174.00     2,052,068 SH            SOLE       NONE      2,052,068   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
AMERICAN ELECTRIC POWER
  INC CMN                Common Stock   025537101    96,691.87     2,146,800 SH            SOLE       NONE      2,146,800   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
AQUILA, INC. CMN         Common Stock   03840P102    49,619.76    12,131,970 SH            SOLE       NONE     12,131,970   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
AT&T INC CMN             Common Stock   00206R102     1,037.50        25,000 SH            SOLE       NONE         25,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN
  SANTA FE CORP          Common Stock   12189T104     9,663.39       113,500 SH            SOLE       NONE        113,500   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
CINCINNATI BELL INC CMN  Common Stock   171871106       144.50        25,000 SH            SOLE       NONE         25,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
CLECO CORPORATION CMN    Common Stock   12561W105    27,751.15     1,132,700 SH            SOLE       NONE      1,132,700   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
CMS ENERGY CORPORATION
  CMN                    Common Stock   125896100    59,442.13     3,455,938 SH            SOLE       NONE      3,455,938   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
COMVERGE, INC. CMN       Common Stock   205859101     3,805.18       122,708 SH            SOLE       NONE        122,708   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC. CMN   Common Stock   20854P109    85,979.80     1,864,667 SH            SOLE       NONE      1,864,667   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY
  GROUP CMN              Common Stock   210371100   100,838.26     1,156,800 SH            SOLE       NONE      1,156,800   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
COVANTA HOLDING
  CORPORATION 1%
  02/01/2027 CONV AF     DBCV 1% 02/01  22282EAA0     3,086.25  3,000,000.00 PRN           SOLE       NONE      3,000,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
DOMINION RESOURCES,
  INC. CMN               Common Stock   25746U109    50,405.04       584,000 SH            SOLE       NONE        584,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
EMBARQ CORPORATION CMN   Common Stock   29078E105       950.55        15,000 SH            SOLE       NONE         15,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS
  CORP CL-A CLASS AA     Common Stock   291525103       230.25        25,000 SH            SOLE       NONE         25,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
ESCO TECHNOLOGIES INC CMNCommon Stock   296315104    36,254.38       999,845 SH            SOLE       NONE        999,845   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
EXELON CORP CMN          Common Stock   30161N101   108,378.22     1,492,813 SH            SOLE       NONE      1,492,813   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
FOUNDATION COAL
  HOLDINGS, INC. CMN     Common Stock   35039W100    57,708.80     1,420,000 SH            SOLE       NONE      1,420,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR
  COMPANY COMMON STOCKCK Common Stock   410768105    13,129.43       550,500 SH            SOLE       NONE        550,500   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
ICICI BANK LIMITED
  SPONS ADR              ADR            45104G104     2,113.45        43,000 SH            SOLE       NONE         43,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
ITRON INC CMN            Common Stock    46541106    27,514.85       353,026 SH            SOLE       NONE        353,026   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
LIMELIGHT NETWORKS,
  INC. CMN               Common Stock   53261M104     1,375.05        69,517 SH            SOLE       NONE         69,517   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
MCDERMOTT INTL CMN       Common Stock   580037109    27,969.88       336,500 SH            SOLE       NONE        336,500   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
METROPCS COMMUNICATIONS,
  INC. CMN               Common Stock   591708102        59.47         1,800 SH            SOLE       NONE          1,800   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
NRG ENERGY, INC. CMN     Common Stock   629377508   107,437.67     2,584,500 SH            SOLE       NONE      2,584,500   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
PPL CORPORATION CMN      Common Stock   69351T106   137,389.48     2,936,300 SH            SOLE       NONE      2,936,300   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
PUBLIC-SVC ENTERPRISE
  GROUP HOLDING CO       Common Stock   744573106    10,129.81       115,400 SH            SOLE       NONE        115,400   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
R.H. DONNELLEY CORP
  (NEW) CMN              Common Stock   74955W307       757.80        10,000 SH            SOLE       NONE         10,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
RELIANT ENERGY, INC. CMN Common Stock   75952B105    42,691.50     1,584,100 SH            SOLE       NONE      1,584,100   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
SHAW GROUP INC CMN       Common Stock   820280105    54,535.82     1,178,134 SH            SOLE       NONE      1,178,134   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
SIERRA PACIFIC RESOURCES
  (NEW) CMN              Common Stock   826428104    78,397.99     4,464,578 SH            SOLE       NONE      4,464,578   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO
  INC CMN                Common Stock   82966U103     6,040.00     2,000,000 SH            SOLE       NONE      2,000,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
SOUTHERN UNION CO
  (NEW) CMN              Common Stock   844030106    84,779.63     2,601,400 SH            SOLE       NONE      2,601,400   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
SPRINT NEXTEL
  CORPORATION CMN        Common Stock   852061100    17,665.63       853,000 SH            SOLE       NONE        853,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
TRANSALTA CORP CMN       Common Stock   89346d107    90,355.29     3,624,360 SH            SOLE       NONE      3,624,360   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP. CMN  Common Stock   907818108    10,939.25        95,000 SH            SOLE       NONE         95,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP
  144A 4.5% 03/01/2035
  CONV SM                Note 4.5% 03/01909205AB2       514.38       500,000 PRN           SOLE       NONE        500,000   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP
  HLD CO CMN             Common Stock   909205106    55,850.51     1,698,100 SH            SOLE       NONE      1,698,100   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
UNIVERSAL COMPRESSION
  HLDGS CMN              Common Stock   913431102    12,088.00       166,800 SH            SOLE       NONE        166,800   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC.
  (THE) CMN              Common Stock   969457100    80,523.81     2,546,610 SH            SOLE       NONE      2,546,610   0     0
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
                                                     1,725,697
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